Share Capital (Details) - $ / shares	Apr. 10, 2024	Jan. 17, 2024	Apr. 12, 2023	Dec. 31, 2021	Jun. 30, 2024	Jun. 07, 2024	May 22, 2024	Apr. 13, 2024	Mar. 18, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Aug. 01, 2023	May 31, 2023	Dec. 31, 2022
Share Capital (Details) [Line Items]
Ordinary share price (in Dollars per share)			$ 4.00	$ 1.00
Number of vote				one
Shares issued					70,547,415						38,027,579				34,412,259
Bottom of Range [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)					$ 0.59
Top of Range [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)					$ 0.81
Exchange Listing, LLC [Member]
Share Capital (Details) [Line Items]
Shares issued														229,453
Boustead Securities, LLC [Member]
Share Capital (Details) [Line Items]
Shares issued														74,793
Globexus Holding Corp [Member]
Share Capital (Details) [Line Items]
Shares issued														600,000
ZCity Sdn. Bhd [Member]
Share Capital (Details) [Line Items]
Shares issued													286,533
Outside The Box Capital Inc [Member]
Share Capital (Details) [Line Items]
Shares issued									350,000			28,372
Legacy Credit Sdn Bhd [Member]
Share Capital (Details) [Line Items]
Ordinary share price (in Dollars per share)	$ 1.00
Shares issued	2,500,000
Units issued	1,000,000
Treasure Gold Inc [Member]
Share Capital (Details) [Line Items]
Shares issued							8,000,000
Nexgen Advisory Sdn Bhd [Member]
Share Capital (Details) [Line Items]
Shares issued						14,197,447
At-The-Market offering [Member]
Share Capital (Details) [Line Items]
Shares issued					1,582,542
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Number of shares authorised				50,000
Ordinary share price (in Dollars per share)		$ 1.25
Shares issued		2,200,000	1,280,000		2,518,984			1,021,047		149,816
Ordinary Shares [Member] | Exchange Listing, LLC [Member]
Share Capital (Details) [Line Items]
Shares issued			736,169
Ordinary Shares [Member] | Globexus Holding Corp [Member]
Share Capital (Details) [Line Items]
Shares issued														500
Ordinary Shares [Member] | Executive Officers and Employees [Member]
Share Capital (Details) [Line Items]
Shares issued			380,000
Ordinary Shares [Member] | Legacy Credit Sdn Bhd [Member]
Share Capital (Details) [Line Items]
Ordinary share price (in Dollars per share)	$ 0.80
Units issued	1,500,000